Schedule of Investments PIMCO Corporate & Income Opportunity Fund	April 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.3% ¤

LOAN PARTICIPATIONS AND ASSIGNMENTS 9.1%

Advanz Pharma Corp. 7.984% (LIBOR03M + 5.500%) due 09/06/2024 ~		$10,752	$10,100
Alphabet Holding Co., Inc. 5.983% (LIBOR03M + 3.500%) due 09/26/2024 ~		99	92
Altice France S.A. 6.473% (LIBOR03M + 4.000%) due 08/14/2026 ~		498	490
Avantor, Inc. 6.233% (LIBOR03M + 3.750%) due 11/21/2024 ~		103	104
Avolon Holdings Ltd. 4.487% (LIBOR03M + 2.000%) due 01/15/2025 ~		4,057	4,062
Axalta Coating Systems U.S. Holdings, Inc. 4.351% (LIBOR03M + 1.750%) due 06/01/2024 ~		376	375
Bausch Health Cos., Inc. 5.224% (LIBOR03M + 2.750%) due 11/27/2025 ~		143	143
BWAY Holding Co. 5.854% (LIBOR03M + 3.250%) due 04/03/2024 ~		1,051	1,041
Caesars Entertainment Operating Co. 4.483% (LIBOR03M + 2.000%) due 10/06/2024 ~		99	99
CenturyLink, Inc. 5.233% (LIBOR03M + 2.750%) due 01/31/2025 ~		297	296
Charter Communications Operating LLC 4.490% (LIBOR03M + 2.000%) due 04/30/2025 ~		363	364
CityCenter Holdings LLC 4.733% (LIBOR03M + 2.250%) due 04/18/2024 ~		529	529
CommScope, Inc. 5.733% (LIBOR03M + 3.250%) due 04/06/2026 ~		200	202
Diamond Resorts Corp. 6.233% (LIBOR03M + 3.750%) due 09/02/2023 ~		5,105	4,864
Dubai World 1.750% (LIBOR03M + 2.000%) due 09/30/2022 ~		1,000	939
Envision Healthcare Corp. 6.233% (LIBOR03M + 3.750%) due 10/10/2025 ~		998	965
Financial & Risk U.S. Holdings, Inc.
3.773% - 4.000% (EUR003M + 4.000%) due 10/01/2025 ~	EUR	862	967
3.773% - 4.000% (LIBOR03M + 3.750%) due 10/01/2025 ~		$1,503	1,490
Forbes Energy Services LLC 5.000% - 9.000% (LIBOR03M + 5.000%) due 04/13/2021		1,134	1,134
Forest City Enterprises, L.P. 6.483% (LIBOR03M + 4.000%) due 12/07/2025 ~		299	302
FrontDoor, Inc. 5.000% (LIBOR03M + 2.500%) due 08/14/2025 «~		50	50
Frontier Communications Corp. 6.240% (LIBOR03M + 3.750%) due 06/15/2024 ~		1,182	1,155
Genworth Holdings, Inc. 6.987% (LIBOR03M + 4.500%) due 03/07/2023 «~		50	50
Gray Television, Inc. 4.977% (LIBOR03M + 2.500%) due 01/02/2026 ~		200	200
iHeartCommunications, Inc.
TBD% due 07/30/2019 ^(e)		1,310	971
TBD% due 01/30/2020		23,776	17,704
Ineos Finance LLC 2.500% (EUR003M + 2.000%) due 03/31/2024 ~	EUR	5,036	5,613
IRB Holding Corp. 5.723% (LIBOR03M + 3.250%) due 02/05/2025 ~		$1,880	1,879
Klockner-Pentaplast of America, Inc. 4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	100	102
McDermott Technology Americas, Inc. 7.483% (LIBOR03M + 5.000%) due 05/12/2025 ~		$3,879	3,849
Messer Industrie GmbH 5.101% (LIBOR03M + 2.500%) due 03/01/2026 ~		220	220
MH Sub LLC 6.227% (LIBOR03M + 3.750%) due 09/13/2024 ~		217	217
Ministry of Finance of Tanzania 7.741% (LIBOR03M + 4.600%) due 12/10/2019 «~		100	100
Multi Color Corp. 4.483% (LIBOR03M + 2.000%) due 10/31/2024 ~		32	32
NCI Building Systems, Inc. 6.354% (LIBOR03M + 3.750%) due 04/12/2025 ~		80	79
Neiman Marcus Group Ltd. LLC 5.724% - 5.836% (LIBOR03M + 3.250%) due 10/25/2020 ~		13,502	12,552
Pacific Gas & Electric Co.
TBD% due 12/31/2020 µ		250	251
TBD% (LIBOR03M + 2.250%) due 12/31/2020 ~		750	752
7.500% due 02/22/2049 ^«(e)		300	285

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Panther BF Aggregator LP TBD% due 04/30/2026 «		140	141
Parexel International Corp. 5.233% (LIBOR03M + 2.750%) due 09/27/2024 ~		99	97
PetSmart, Inc. 6.730% (LIBOR03M + 4.250%) due 03/11/2022 ~		267	258
Prestige Brands, Inc. 4.483% (LIBOR03M + 2.000%) due 01/26/2024 ~		109	108
SBA Senior Finance LLC 4.490% (LIBOR03M + 2.000%) due 04/11/2025 ~		496	494
Sequa Mezzanine Holdings LLC
7.776% (LIBOR03M + 5.000%) due 11/28/2021 ~		2,308	2,286
11.583% (LIBOR03M + 9.000%) due 04/28/2022 ~		5,370	5,276
Sprint Communications, Inc. 5.000% (LIBOR03M + 2.500%) due 02/02/2024 ~		2,744	2,669
Starfruit Finco BV 5.729% (LIBOR03M + 3.250%) due 10/01/2025 ~		500	499
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «		5,373	5,346
Syniverse Holdings, Inc. 7.473% (LIBOR03M + 5.000%) due 03/09/2023 ~		8,237	7,848
TransDigm, Inc. 4.983% (LIBOR03M + 2.500%) due 08/22/2024 ~		590	588
Univision Communications, Inc. 5.233% (LIBOR03M + 2.750%) due 03/15/2024 ~		11,790	11,368
Valeant Pharmaceuticals International, Inc. 5.474% (LIBOR03M + 3.000%) due 06/02/2025 ~		396	397
West Corp. 6.629% (LIBOR03M + 4.000%) due 10/10/2024 ~		53	51
Westmoreland Coal Co.
TBD% due 03/15/2029 ^		2,614	2,457
Westmoreland Mining Holdings LLC 10.861% (LIBOR03M + 8.250%) due 03/15/2022 «~		1,357	1,370
Total Loan Participations and Assignments (Cost $121,548)			115,872

CORPORATE BONDS & NOTES 63.1%

BANKING & FINANCE 28.1%

AGFC Capital Trust 4.347% (US0003M + 1.750%) due 01/15/2067 ~		1,800	990
Ally Financial, Inc.
8.000% due 11/01/2031		2,407	3,093
8.000% due 11/01/2031 (m)		3,550	4,517
Ambac LSNI LLC 7.592% due 02/12/2023 •		1,158	1,173
Ardonagh Midco PLC 8.375% due 07/15/2023 (m)	GBP	24,800	27,213
Athene Holding Ltd. 4.125% due 01/12/2028		$106	103
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		305	320
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		99	101
5.000% due 04/20/2048		146	145
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 •(i)(j)(m)	EUR	14,000	16,259
8.875% due 04/14/2021 •(i)(j)(m)		400	500
Banco Santander S.A. 6.250% due 09/11/2021 •(i)(j)(m)		2,600	3,058
Bank of Ireland 7.375% due 06/18/2020 •(i)(j)(m)		1,200	1,430
Barclays PLC
3.250% due 01/17/2033	GBP	400	497
6.500% due 09/15/2019 •(i)(j)(m)	EUR	4,200	4,796
7.000% due 09/15/2019 •(i)(j)	GBP	830	1,097
7.250% due 03/15/2023 •(i)(j)		10,405	14,332
7.750% due 09/15/2023 •(i)(j)		$2,000	2,069
7.875% due 09/15/2022 •(i)(j)	GBP	4,625	6,505
8.000% due 12/15/2020 •(i)(j)(m)	EUR	1,860	2,271
8.000% due 06/15/2024 •(i)(j)		$1,000	1,055
BGC Partners, Inc. 5.375% due 07/24/2023 (m)		490	508
Blackstone CQP Holdco LP
6.000% due 08/18/2021		1,500	1,500
6.500% due 03/20/2021		8,700	8,744
BNP Paribas S.A.
4.705% due 01/10/2025 •(m)		1,210	1,268
7.000% due 08/16/2028 •(i)(j)		300	312
Brighthouse Holdings LLC 6.500% due 07/27/2037 Ø(i)		110	104
Brookfield Finance, Inc.
3.900% due 01/25/2028		196	192
4.700% due 09/20/2047 (m)		664	647
Cantor Fitzgerald LP
4.875% due 05/01/2024		64	64

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

6.500% due 06/17/2022 (m)		10,000	10,695
CBL & Associates LP
4.600% due 10/15/2024		6	4
5.950% due 12/15/2026 (m)		4,186	2,962
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)		1,400	1,524
Credit Suisse AG 6.500% due 08/08/2023 (j)		200	218
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)		200	208
7.500% due 07/17/2023 •(i)(j)		600	630
7.500% due 12/11/2023 •(i)(j)		2,336	2,508
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	1,162	1,246
EPR Properties 4.750% due 12/15/2026 (m)		$5,400	5,570
Flagstar Bancorp, Inc. 6.125% due 07/15/2021		6,000	6,295
Ford Motor Credit Co. LLC
3.021% due 03/06/2024	EUR	100	118
3.484% due 10/12/2021 ~(m)		$300	295
3.867% (US0003M + 1.270%) due 03/28/2022 ~(m)		400	394
5.139% due 01/07/2021 ~(m)		2,000	2,042
5.729% due 01/07/2022 ~(m)		2,000	2,071
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		549	564
6.750% due 03/15/2022		1,572	1,619
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		200	187
GLP Capital LP 5.250% due 06/01/2025		30	32
Greystar Real Estate Partners LLC 5.750% due 12/01/2025		107	108
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		200	206
GSPA Monetization Trust 6.422% due 10/09/2029		6,416	7,351
Hampton Roads PPV LLC 6.171% due 06/15/2053 (m)		1,800	1,943
High Street Funding Trust 4.682% due 02/15/2048		100	103
Howard Hughes Corp. 5.375% due 03/15/2025		188	191
HSBC Bank PLC 6.330% due 05/23/2023		12,400	12,897
HSBC Holdings PLC
5.875% due 09/28/2026 •(i)(j)(m)	GBP	400	547
6.000% due 09/29/2023 •(i)(j)(m)	EUR	5,277	6,748
6.500% due 03/23/2028 •(i)(j)		$1,000	1,018
Hunt Cos., Inc. 6.250% due 02/15/2026		56	53
iStar, Inc.
4.625% due 09/15/2020		26	26
5.250% due 09/15/2022		38	38
Jefferies Finance LLC
6.875% due 04/15/2022		3,900	3,978
7.250% due 08/15/2024		1,600	1,588
7.375% due 04/01/2020 (m)		11,325	11,355
7.500% due 04/15/2021		2,391	2,452
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		134	136
Lloyds Bank PLC 12.000% due 12/16/2024 •(i)		2,700	3,257
Lloyds Banking Group PLC
7.000% due 06/27/2019 •(i)(j)	GBP	2,710	3,563
7.500% due 09/27/2025 •(i)(j)		$700	727
7.625% due 06/27/2023 •(i)(j)	GBP	4,610	6,511
7.875% due 06/27/2029 •(i)(j)		6,015	8,863
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (m)		$11,610	11,632
Nationstar Mortgage LLC 6.500% due 07/01/2021		1,452	1,457
Navient Corp.
5.625% due 08/01/2033		74	60
5.875% due 03/25/2021		710	737
6.500% due 06/15/2022		558	589
6.625% due 07/26/2021 (m)		4,170	4,389
Newmark Group, Inc. 6.125% due 11/15/2023		60	63
Omega Healthcare Investors, Inc.
4.500% due 01/15/2025 (m)		310	316
4.500% due 04/01/2027 (m)		310	314
4.750% due 01/15/2028 (m)		400	410
5.250% due 01/15/2026 (m)		550	580
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		2,844	2,947

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Physicians Realty LP 4.300% due 03/15/2027		130	130
Provident Funding Associates LP 6.375% due 06/15/2025		47	44
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(i)(j)(m)		5,840	6,023
8.000% due 08/10/2025 •(i)(j)(m)		13,625	14,868
8.625% due 08/15/2021 •(i)(j)		6,330	6,821
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,605	13,094
7.375% due 06/24/2022 •(i)(j)		1,640	2,278
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$500	530
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	388
7.375% due 10/04/2023 •(i)(j)		1,300	1,324
Spirit Realty LP 4.450% due 09/15/2026 (m)		2,600	2,585
Springleaf Finance Corp.
5.625% due 03/15/2023		2,400	2,499
6.875% due 03/15/2025		270	290
Stearns Holdings LLC 9.375% due 08/15/2020		578	546
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (i)	EUR	4,773	6,443
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	1,114	1,743
5.661% due 10/13/2041		609	959
5.744% due 04/13/2040		552	891
5.801% due 10/13/2040		1,669	2,700
6.052% due 10/13/2039		1,276	2,089
TP ICAP PLC 5.250% due 01/26/2024		9,020	12,109
UniCredit SpA 7.830% due 12/04/2023 (m)		$8,660	9,727
Unigel Luxembourg S.A. 10.500% due 01/22/2024		1,140	1,229
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	6,073	8,810
Voyager Aviation Holdings LLC 8.500% due 08/15/2021		$18,330	18,938
WeWork Cos., Inc. 7.875% due 05/01/2025		148	147
			358,403
INDUSTRIALS 27.2%

AA Bond Co. Ltd.
2.750% due 07/31/2043	GBP	950	1,158
2.875% due 07/31/2043 (m)		2,700	3,428
4.249% due 07/31/2043 (m)		220	293
Adient U.S. LLC 7.000% due 05/15/2026 (c)		$80	82
Air Canada Pass-Through Trust 3.700% due 07/15/2027		44	43
Altice Financing S.A.
6.625% due 02/15/2023		1,700	1,747
7.500% due 05/15/2026		7,650	7,784
Altice France S.A.
5.875% due 02/01/2027	EUR	2,200	2,624
6.250% due 05/15/2024 (m)		$12,500	12,859
7.375% due 05/01/2026		3,600	3,656
Associated Materials LLC 9.000% due 01/01/2024		2,792	2,638
Baffinland Iron Mines Corp. 8.750% due 07/15/2026		2,700	2,737
Bausch Health Americas, Inc. 8.500% due 01/31/2027		80	87
Bombardier, Inc. 7.875% due 04/15/2027		452	455
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022 (m)		15,254	15,673
6.500% due 11/15/2022		3,100	3,178
9.250% due 02/15/2024		7,798	8,412
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		68	68
Co-operative Group Holdings Ltd. 7.500% due 07/08/2026 Ø	GBP	100	147
CommScope, Inc. 5.500% due 03/01/2024		$180	188
Community Health Systems, Inc.
5.125% due 08/01/2021 (m)		11,648	11,532
6.250% due 03/31/2023 (m)		13,551	13,246
8.000% due 03/15/2026		872	850
8.625% due 01/15/2024		1,445	1,470

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

CSC Holdings LLC 6.500% due 02/01/2029		300	323
DAE Funding LLC
4.000% due 08/01/2020		8	8
4.500% due 08/01/2022		155	157
5.000% due 08/01/2024		107	110
5.250% due 11/15/2021		572	591
5.750% due 11/15/2023		577	606
Dell International LLC 6.020% due 06/15/2026 (m)		5,180	5,615
Diamond Resorts International, Inc.
7.750% due 09/01/2023		1,688	1,682
10.750% due 09/01/2024		4,300	4,063
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021		14,929	15,228
EI Group PLC 6.375% due 09/26/2031	GBP	1,000	1,420
Entercom Media Corp. 6.500% due 05/01/2027		$64	65
Envision Healthcare Corp. 8.750% due 10/15/2026		4,951	4,679
Exela Intermediate LLC 10.000% due 07/15/2023 (m)		217	220
Ferroglobe PLC 9.375% due 03/01/2022 (m)		2,500	2,250
First Quantum Minerals Ltd.
6.500% due 03/01/2024		3,088	2,926
6.875% due 03/01/2026		3,382	3,162
7.000% due 02/15/2021		318	325
Ford Motor Co. 7.700% due 05/15/2097 (m)		29,796	33,371
Fresh Market, Inc. 9.750% due 05/01/2023 (m)		12,200	9,415
Frontier Finance PLC 8.000% due 03/23/2022	GBP	8,800	11,958
Full House Resorts, Inc. 8.575% due 01/31/2024 «		$690	691
General Electric Co.
5.000% due 01/21/2021 •(i)		1,431	1,357
5.550% due 01/05/2026 (m)		392	425
5.875% due 01/14/2038		22	24
6.150% due 08/07/2037		82	90
6.875% due 01/10/2039		16	19
Greene King Finance PLC 5.702% due 12/15/2034	GBP	350	377
HCA, Inc. 7.500% due 11/15/2095 (m)		$4,800	4,944
Huntsman International LLC 4.500% due 05/01/2029		97	98
iHeartCommunications, Inc.
9.000% due 12/15/2019 ^(e)		1,000	745
9.000% due 03/01/2021 ^(e)		4,434	3,303
9.000% due 09/15/2022 ^(e)		6,326	4,744
10.625% due 03/15/2023 ^(e)		6,296	4,722
11.250% due 03/01/2021 ^(e)		2,920	2,175
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		196	183
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023		2,220	2,012
8.000% due 02/15/2024		156	163
8.500% due 10/15/2024		1,828	1,813
9.750% due 07/15/2025		217	224
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		18,660	17,447
8.125% due 06/01/2023		1,939	1,476
Kinder Morgan, Inc.
7.750% due 01/15/2032 (m)		3,100	4,072
7.800% due 08/01/2031 (m)		6,000	7,810
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (m)		2,142	1,553
Melco Resorts Finance Ltd. 5.250% due 04/26/2026		2,400	2,398
Metinvest BV 8.500% due 04/23/2026		820	808
Micron Technology, Inc. 5.327% due 02/06/2029		330	341
Netflix, Inc.
3.875% due 11/15/2029	EUR	1,333	1,534
4.625% due 05/15/2029		500	612
5.375% due 11/15/2029		$214	217
Odebrecht Oil & Gas Finance Ltd.
0.000% due 05/30/2019 (h)(i)		536	5
0.000% due 05/31/2019 (h)(i)		744	7
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022		3,923	3,874

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Par Pharmaceutical, Inc. 7.500% due 04/01/2027		258	268
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023		902	915
5.500% due 02/15/2024		455	480
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		200	206
Petroleos Mexicanos
4.750% due 02/26/2029	EUR	2,119	2,380
4.875% due 02/21/2028		7,947	9,149
6.500% due 03/13/2027		$11,220	11,393
6.750% due 09/21/2047		90	83
PetSmart, Inc. 5.875% due 06/01/2025		199	181
Platin GmbH 6.875% due 06/15/2023	EUR	900	1,005
Prime Security Services Borrower LLC 9.250% due 05/15/2023		$926	978
QVC, Inc.
5.450% due 08/15/2034		1,650	1,586
5.950% due 03/15/2043		6,770	6,284
Radiate Holdco LLC 6.875% due 02/15/2023		130	131
Refinitiv U.S. Holdings, Inc.
4.500% due 05/15/2026	EUR	400	454
6.875% due 11/15/2026 (m)		100	113
Rockpoint Gas Storage Canada Ltd. 7.000% due 03/31/2023		$16	16
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	1,500	2,386
Sands China Ltd.
4.600% due 08/08/2023		$400	414
5.125% due 08/08/2025		400	423
5.400% due 08/08/2028		6,169	6,543
SoftBank Group Corp. 4.000% due 04/20/2023	EUR	7,800	9,428
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049 ^(e)		$999	1,032
Spirit Issuer PLC
3.533% (BP0003M + 2.700%) due 12/28/2031 ~	GBP	1,855	2,378
3.608% due 03/28/2025 ~(m)		1,125	1,468
Staples, Inc.
7.500% due 04/15/2026		$274	275
10.750% due 04/15/2027		128	130
Starfruit Finco BV 6.500% due 10/01/2026 (m)	EUR	100	116
Syngenta Finance NV
4.441% due 04/24/2023		$200	205
4.892% due 04/24/2025		200	206
5.182% due 04/24/2028		200	205
T-Mobile USA, Inc. 4.750% due 02/01/2028		40	41
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028		200	200
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022		40	37
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		470	428
3.250% due 04/15/2022 (m)	EUR	700	817
Topaz Solar Farms LLC
4.875% due 09/30/2039		$260	256
5.750% due 09/30/2039		2,012	2,112
Transocean Pontus Ltd. 6.125% due 08/01/2025		284	293
Triumph Group, Inc.
4.875% due 04/01/2021		241	239
5.250% due 06/01/2022		51	51
UAL Pass-Through Trust 7.336% due 01/02/2021		1,394	1,407
United Group BV
4.375% due 07/01/2022	EUR	8,200	9,440
4.875% due 07/01/2024		200	232
Univision Communications, Inc.
5.125% due 05/15/2023		$56	54
5.125% due 02/15/2025		100	94
Vale Overseas Ltd.
6.250% due 08/10/2026		345	378
6.875% due 11/21/2036		120	140
6.875% due 11/10/2039		90	105
ViaSat, Inc.
5.625% due 09/15/2025		178	178
5.625% due 04/15/2027		128	131
Virgin Media Secured Finance PLC 5.000% due 04/15/2027	GBP	1,780	2,366
VOC Escrow Ltd. 5.000% due 02/15/2028		$110	110

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Wind Tre SpA
2.625% due 01/20/2023	EUR	300	329
2.750% due 01/20/2024 •		400	431
3.125% due 01/20/2025 (m)		200	215
Wyndham Destinations, Inc.
3.900% due 03/01/2023		$155	153
4.250% due 03/01/2022		12	12
5.400% due 04/01/2024		20	21
5.750% due 04/01/2027		1,785	1,801
Wynn Macau Ltd.
4.875% due 10/01/2024		200	198
5.500% due 10/01/2027		200	197
			346,089
UTILITIES 7.8%

AT&T, Inc. 4.900% due 08/15/2037		106	110
DTEK Finance PLC (10.750% Cash or 10.750% PIK) 10.750% due 12/31/2024 (d)		8,889	8,709
Frontier Communications Corp. 8.000% due 04/01/2027		226	234
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		15,730	17,136
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021		134	133
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 (d)		311	198
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022		5,375	5,146
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 (d)		7,567	1,948
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)		766	720
2.950% due 03/01/2026 ^(e)		1,422	1,287
3.250% due 09/15/2021 ^(e)		180	170
3.250% due 06/15/2023 ^(e)		1,288	1,214
3.300% due 03/15/2027 ^(e)		1,360	1,244
3.300% due 12/01/2027 ^(e)		2,610	2,378
3.400% due 08/15/2024 ^(e)		710	667
3.500% due 10/01/2020 ^(e)(m)		2,394	2,286
3.500% due 06/15/2025 ^(e)		1,489	1,400
3.750% due 02/15/2024 ^(e)		443	420
3.750% due 08/15/2042 ^(e)		46	40
3.850% due 11/15/2023 ^(e)		147	140
4.000% due 12/01/2046 ^(e)		6	5
4.250% due 05/15/2021 ^(e)		507	488
4.250% due 08/01/2023 ^(e)		2,596	2,515
4.300% due 03/15/2045 ^(e)		57	52
4.500% due 12/15/2041 ^(e)		65	60
4.600% due 06/15/2043 ^(e)		36	34
4.650% due 08/01/2028 ^(e)		1,989	1,934
4.750% due 02/15/2044 ^(e)		1,650	1,563
5.125% due 11/15/2043 ^(e)		2,822	2,716
5.400% due 01/15/2040 ^(e)		36	36
5.800% due 03/01/2037 ^(e)		7,084	7,190
6.050% due 03/01/2034 ^(e)		4,549	4,742
6.250% due 03/01/2039 ^(e)		1,376	1,424
6.350% due 02/15/2038 ^(e)		1,751	1,834
Petrobras Global Finance BV
5.750% due 02/01/2029		518	521
5.999% due 01/27/2028		158	162
6.250% due 12/14/2026 (m)	GBP	6,100	8,853
6.625% due 01/16/2034		800	1,140
7.375% due 01/17/2027		$1,362	1,520
Plains All American Pipeline LP 6.650% due 01/15/2037		150	172
Rio Oil Finance Trust
8.200% due 04/06/2028		4,060	4,462
9.250% due 07/06/2024 (m)		4,056	4,462
9.250% due 07/06/2024		3,859	4,245
9.750% due 01/06/2027		543	611
Southern California Edison Co.
3.650% due 03/01/2028		11	11
5.750% due 04/01/2035		22	25
6.000% due 01/15/2034		4	5
6.650% due 04/01/2029		50	57
Sprint Corp. 7.250% due 09/15/2021		740	777
Transocean Phoenix Ltd. 7.750% due 10/15/2024		2,183	2,313
Transocean Poseidon Ltd. 6.875% due 02/01/2027		238	254

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Transocean Proteus Ltd. 6.250% due 12/01/2024	320	330
		100,093
Total Corporate Bonds & Notes (Cost $779,188)		804,585

CONVERTIBLE BONDS & NOTES 0.6%

INDUSTRIALS 0.6%

Caesars Entertainment Corp. 5.000% due 10/01/2024	1,050	1,556
DISH Network Corp. 3.375% due 08/15/2026	5,900	5,427
Total Convertible Bonds & Notes (Cost $7,859)		6,983

MUNICIPAL BONDS & NOTES 4.7%

CALIFORNIA 1.0%

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010 7.500% due 10/01/2030	3,425	3,659
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009 7.942% due 10/01/2038	8,500	8,686
		12,345
ILLINOIS 2.2%

Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040	23,700	26,446
Chicago, Illinois General Obligation Bonds, Series 2014 6.314% due 01/01/2044	120	122
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	100	110
7.750% due 01/01/2042	51	57
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	200	223
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035	60	65
7.350% due 07/01/2035	40	45
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	1,035	1,018
		28,086
IOWA 0.0%

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	465	472

TEXAS 0.2%

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,145	2,168

VIRGINIA 0.1%

Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046	1,380	1,292

WEST VIRGINIA 1.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)	78,700	4,947
7.467% due 06/01/2047	10,280	10,204
		15,151
Total Municipal Bonds & Notes (Cost $54,830)		59,514

U.S. GOVERNMENT AGENCIES 3.4%

Fannie Mae
3.000% due 01/25/2042 (a)	912	73
3.500% due 02/25/2033 (a)	2,344	284
3.623% due 07/25/2040 •(a)	929	91
6.027% due 07/25/2029 •	1,490	1,601
8.227% due 07/25/2029 •	2,010	2,390
Freddie Mac
0.000% due 02/25/2046 (b)(h)	12,790	11,310
0.100% due 02/25/2046 (a)	155,441	208
3.525% due 07/15/2039	2,207	2,155
4.371% due 03/15/2044 •	1,485	1,587
4.608% due 11/25/2055 «~	14,364	8,708
4.627% due 02/15/2034 •(a)	1,885	309
5.329% due 02/15/2036 •	5,228	5,628
10.027% due 12/25/2027 •	4,428	5,378
13.227% due 03/25/2025 •	2,321	3,148

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Ginnie Mae
3.000% due 12/20/2042 (a)		74	9
3.500% due 09/16/2041		621	83
3.500% due 06/20/2042 (a)		709	100
4.269% due 01/20/2042 •(a)		2,102	343
Total U.S. Government Agencies (Cost $41,227)			43,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.3%

Adjustable Rate Mortgage Trust
2.817% due 05/25/2036 •		1,816	1,037
3.627% due 01/25/2035 •		4,741	4,278
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^		177	173
6.000% due 04/25/2036 ^		2,891	2,914
Banc of America Funding Trust
5.500% due 01/25/2036		223	195
6.000% due 07/25/2037 ^		559	529
BCAP LLC Trust
3.880% due 07/26/2037 ~		92	1
3.994% due 03/27/2036 ~		3,939	3,445
4.920% due 03/26/2037 Ø		1,507	1,656
7.000% due 12/26/2036 ~		4,405	4,065
Bear Stearns ALT-A Trust
3.933% due 08/25/2046 ~		4,371	4,207
3.996% due 11/25/2036 ^~		705	592
4.167% due 08/25/2036 ^~		2,959	1,965
4.236% due 09/25/2035 ^~		1,027	861
4.704% due 11/25/2034 ~		290	290
Bear Stearns Commercial Mortgage Securities Trust 5.919% due 04/12/2038 ~		370	373
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 Ø		1,565	1,493
CD Commercial Mortgage Trust
5.398% due 12/11/2049 ~		11	8
5.688% due 10/15/2048		12,628	7,382
Chase Mortgage Finance Trust
4.274% due 12/25/2035 ^~		17	17
6.000% due 02/25/2037 ^		1,791	1,286
6.000% due 03/25/2037 ^		435	333
6.000% due 07/25/2037 ^		1,581	1,211
Citigroup Commercial Mortgage Trust 5.753% due 12/10/2049 ~		644	369
Citigroup Mortgage Loan Trust
4.318% due 11/25/2035 ~		17,907	14,073
4.538% due 04/25/2037 ^~		2,999	2,644
4.641% due 03/25/2037 ^~		712	701
6.000% due 11/25/2036 ~		14,098	11,530
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^		2,536	2,440
Commercial Mortgage Loan Trust 6.238% due 12/10/2049 ~		4,304	2,808
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~		2,050	1,567
Countrywide Alternative Loan Trust
2.697% due 03/20/2046 •		5,036	4,617
2.773% due 04/25/2037 ^•(a)		21,918	3,445
3.017% due 08/25/2035 •		320	214
3.906% due 06/25/2037 ~		2,899	2,726
5.250% due 05/25/2021 ^		10	10
5.500% due 03/25/2035		551	404
5.500% due 09/25/2035 ^		4,815	4,381
5.750% due 01/25/2035		539	545
5.750% due 02/25/2035		655	627
6.000% due 02/25/2035		741	721
6.000% due 04/25/2036		1,772	1,200
6.000% due 05/25/2036 ^		1,985	1,516
6.000% due 02/25/2037 ^		702	454
6.000% due 02/25/2037		2,342	1,947
6.000% due 04/25/2037 ^		6,590	4,741
6.000% due 08/25/2037 ^•		9,475	7,355
6.250% due 10/25/2036 ^		2,469	2,072
6.250% due 12/25/2036 ^•		3,414	2,512
6.500% due 08/25/2036 ^		864	537
6.500% due 09/25/2036 ^		425	343
12.552% due 02/25/2036 •		1,740	2,100
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		680	534
6.000% due 04/25/2036 ^		440	388
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		1,448	1,107
Epic Drummond Ltd. 0.000% due 01/25/2022 •	EUR	231	256
Eurosail PLC
2.193% due 06/13/2045 •	GBP	4,487	4,428
4.843% due 06/13/2045 •		1,394	1,579

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

GS Mortgage Securities Corp. 4.744% due 10/10/2032 ~		$10,500	9,639
GS Mortgage Securities Trust 5.622% due 11/10/2039		1,640	1,414
GSR Mortgage Loan Trust
4.418% due 03/25/2037 ^~		2,854	2,555
4.500% due 11/25/2035 ^~		1,384	1,305
5.500% due 05/25/2036 ^		174	267
HomeBanc Mortgage Trust 3.277% due 03/25/2035 •		207	198
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,598	3,873
JPMorgan Alternative Loan Trust 3.893% due 03/25/2037 ~		8,324	8,057
JPMorgan Chase Commercial Mortgage Securities Trust
5.411% due 05/15/2047		3,229	2,079
5.623% due 05/12/2045		1,792	1,383
JPMorgan Mortgage Trust
4.322% due 01/25/2037 ^~		1,054	1,011
4.344% due 02/25/2036 ^~		1,692	1,421
4.369% due 06/25/2036 ^~		893	796
4.443% due 10/25/2035 ~		44	43
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038		6,426	4,716
Lehman Mortgage Trust
6.000% due 07/25/2037 ^		209	198
15.804% due 11/25/2035 ^•		250	325
Lehman XS Trust 2.697% due 06/25/2047 •		3,154	2,817
MASTR Alternative Loan Trust 6.750% due 07/25/2036		3,405	2,245
Merrill Lynch Mortgage Investors Trust 4.348% due 03/25/2036 ^~		3,421	2,489
Motel 6 Trust 9.399% due 08/15/2019 •		13,803	14,028
RBSSP Resecuritization Trust
2.706% due 10/27/2036 •		3,609	750
2.726% due 08/27/2037 •		8,000	3,249
Residential Accredit Loans, Inc. Trust
2.667% due 08/25/2036 •		1,036	967
2.707% due 05/25/2037 ^•		297	207
6.000% due 08/25/2036 ^		661	609
6.000% due 05/25/2037 ^		2,120	1,943
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		406	284
6.000% due 02/25/2037 ^		1,891	1,364
6.250% due 09/25/2037 ^		5,052	3,167
Residential Funding Mortgage Securities, Inc. Trust 4.667% due 02/25/2037 ~		2,773	2,265
Structured Adjustable Rate Mortgage Loan Trust
4.169% due 07/25/2035 ^~		1,950	1,828
4.188% due 07/25/2036 ^~		775	602
4.254% due 01/25/2036 ^~		6,714	5,046
4.283% due 11/25/2036 ^~		4,284	4,097
4.349% due 03/25/2037 ^~		967	776
Structured Asset Mortgage Investments Trust 2.597% due 08/25/2036 •		185	171
SunTrust Adjustable Rate Mortgage Loan Trust
4.700% due 02/25/2037 ^~		563	534
4.711% due 04/25/2037 ^~		599	507
4.758% due 02/25/2037 ^~		5,917	5,732
WaMu Mortgage Pass-Through Certificates Trust
3.578% due 07/25/2037 ^~		753	685
3.841% due 10/25/2036 ^~		1,601	1,472
3.866% due 02/25/2037 ^~		1,086	1,046
3.947% due 07/25/2037 ^~		1,765	1,661
Washington Mutual Mortgage Pass-Through Certificates Trust
3.285% due 05/25/2047 ^•		256	54
6.000% due 10/25/2035 ^		1,591	1,287
6.000% due 03/25/2036 ^		2,028	2,075
6.000% due 02/25/2037		5,282	4,769
Total Non-Agency Mortgage-Backed Securities (Cost $217,423)			233,208

ASSET-BACKED SECURITIES 20.3%

Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,593
Airspeed Ltd. 2.743% due 06/15/2032 •		$564	557
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.827% due 03/25/2033 •		70	70
Apidos CLO 0.000% due 01/20/2031 ~		8,800	7,472
Bear Stearns Asset-Backed Securities Trust 2.877% due 04/25/2037 •		14,877	12,313

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Belle Haven ABS CDO Ltd. 2.848% due 07/05/2046 •		324,260	713
BlueMountain CLO Ltd. 8.047% due 04/13/2027 •		1,000	997
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	4,256
Chrysler Capital Auto Receivables Trust 0.000% due 01/16/2023 «(h)		14	6,861
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	2,255
0.000% due 10/22/2031 ~		3,000	1,604
Citigroup Mortgage Loan Trust
2.637% due 12/25/2036 •		6,545	4,449
2.877% due 11/25/2046 •		6,421	6,307
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	2,941
3.600% due 11/27/2028		1,197	1,344
4.500% due 11/27/2028		1,047	1,176
6.200% due 11/27/2028		1,296	1,456
Countrywide Asset-Backed Certificates
2.647% due 03/25/2037 •		$2,409	2,319
2.677% due 06/25/2047 •		15,931	14,188
2.787% due 09/25/2037 ^•		18,090	13,039
4.952% due 08/25/2033 •		307	299
Credit-Based Asset Servicing & Securitization LLC 3.648% due 12/25/2035 ^Ø		32	32
First Franklin Mortgage Loan Trust 2.637% due 10/25/2036 •		4,682	3,581
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(h)		16	2,684
Fremont Home Loan Trust
2.627% due 01/25/2037 •		6,687	3,740
2.797% due 02/25/2036 •		12,826	7,318
Glacier Funding CDO Ltd. 3.008% due 08/04/2035 •		7,822	1,956
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	542
Home Equity Mortgage Loan Asset-Backed Trust 2.637% due 07/25/2037 •		$3,272	2,228
Hyundai Auto Receivables Trust 1.000% due 12/15/2022 «		7,010	5,743
JPMorgan Mortgage Acquisition Trust 5.830% due 07/25/2036 ^Ø		129	63
Lehman XS Trust 6.290% due 06/24/2046 Ø		2,781	2,753
LNR CDO Ltd. 2.759% due 02/28/2043 •		9,053	5,183
Long Beach Mortgage Loan Trust 2.777% due 01/25/2036 •		7,175	6,550
Merrill Lynch Mortgage Investors Trust 5.895% due 03/25/2037 Ø		7,084	2,035
Morgan Stanley ABS Capital, Inc. Trust 2.627% due 10/25/2036 •		7,571	4,788
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		1,225	828
N-Star REL CDO Ltd. 2.940% due 02/01/2041 •		1,100	1,072
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.452% due 07/25/2035 •		6,000	5,543
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 Ø		11,520	5,094
7.238% due 09/25/2037 ^Ø		9,267	5,400
Residential Asset Securities Corp. Trust 3.057% due 08/25/2034 •		8,441	7,583
Securitized Asset-Backed Receivables LLC Trust 2.757% due 03/25/2036 •		10,902	8,463
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(h)		8	7,359
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		7	4,623
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(h)		3	2,791
0.000% due 10/15/2048 «(h)		3	3,188
SoFi Consumer Loan Program LLC 0.000% due 11/25/2026 «(h)		96	6,628
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (h)		7,500	3,441
0.000% due 07/25/2040 «(h)		38	2,012
0.000% due 09/25/2040 (h)		3,226	1,979
South Coast Funding Ltd. 3.297% due 08/10/2038 •		19,896	3,886
Symphony CLO Ltd.
7.197% due 07/14/2026 •		3,600	3,410
7.497% due 10/15/2025 •		1,400	1,350
Taberna Preferred Funding Ltd.
3.093% due 12/05/2036 •		11,442	10,298

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

3.113% due 08/05/2036 •		573	521
3.113% due 08/05/2036 ^•		11,099	10,100
3.133% due 02/05/2036 •		5,483	5,099
Tropic CDO Ltd. 3.497% due 04/15/2034 •		25,000	23,063
Total Asset-Backed Securities (Cost $254,478)			259,136

SOVEREIGN ISSUES 5.8%

Argentina Government International Bond
3.375% due 01/15/2023	EUR	300	245
3.380% due 12/31/2038 Ø		7,755	4,540
3.875% due 01/15/2022		300	258
5.250% due 01/15/2028		200	149
6.250% due 11/09/2047		100	74
7.820% due 12/31/2033		19,140	16,161
40.244% (BADLARPP) due 10/04/2022 ~	ARS	116	4
48.175% (BADLARPP + 3.250%) due 03/01/2020 ~		2,400	50
50.249% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		121,504	2,316
70.354% due 06/21/2020 ~(a)		200,899	4,543
Autonomous City of Buenos Aires Argentina 0.000% due 03/29/2024 •		191,280	3,269
Autonomous Community of Catalonia
4.900% due 09/15/2021	EUR	2,650	3,213
4.950% due 02/11/2020		50	58
Export-Credit Bank of Turkey 8.250% due 01/24/2024		$200	200
Ghana Government International Bond 10.750% due 10/14/2030		800	988
Kazakhstan Government International Bond 2.375% due 11/09/2028	EUR	100	117
Peru Government International Bond
5.700% due 08/12/2024	PEN	209	67
5.940% due 02/12/2029		7,393	2,368
6.350% due 08/12/2028		9,626	3,174
6.950% due 08/12/2031		499	170
8.200% due 08/12/2026		1,040	379
Provincia de Buenos Aires 0.000% due 04/12/2025 ~	ARS	728,240	12,113
Turkey Government International Bond
3.250% due 06/14/2025	EUR	200	202
4.625% due 03/31/2025		3,600	3,901
5.200% due 02/16/2026		1,200	1,316
7.625% due 04/26/2029 (m)		$4,000	3,900
Ukraine Government International Bond 7.750% due 09/01/2022		9,800	9,667
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		490	144
8.250% due 10/13/2024 ^(e)		70	21
9.250% due 09/15/2027 ^(e)		598	190
Total Sovereign Issues (Cost $95,991)			73,797
		SHARES
COMMON STOCKS 1.0%

CONSUMER DISCRETIONARY 0.5%

Caesars Entertainment Corp. (f)		754,964	7,066

ENERGY 0.0%

Forbes Energy Services Ltd. (f)(k)		64,837	195

FINANCIALS 0.4%
Ardonagh Group Ltd. «(k)		3,315,033	5,079

INDUSTRIALS 0.1%

Westmoreland Mining Holdings LLC «		45,070	699
Total Common Stocks (Cost $16,078)			13,039

WARRANTS 0.1%

INDUSTRIALS 0.1%

Sequa Corp. - Exp. 04/28/2024 «		1,355,000	1,326

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Total Warrants (Cost $0)		1,326

PREFERRED SECURITIES 4.3%

BANKING & FINANCE 1.8%

Nationwide Building Society 10.250% ~	119,250	23,248

INDUSTRIALS 2.5%
Sequa Corp. 9.000% «	29,802	31,259
Total Preferred Securities (Cost $50,560)		54,507

REAL ESTATE INVESTMENT TRUSTS 1.5%

REAL ESTATE 1.5%
VICI Properties, Inc.	858,541	19,575
Total Real Estate Investment Trusts (Cost $10,754)		19,575

SHORT-TERM INSTRUMENTS 4.1%

REPURCHASE AGREEMENTS (l) 2.2%		27,458

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%

61.000% due 07/19/2019 (g)(h)	ARS	14,981	333

U.S. TREASURY BILLS 1.9%
2.416% due 07/05/2019 - 07/11/2019 (g)(h)(o)(q)		$24,189	24,083
Total Short-Term Instruments (Cost $51,866)			51,874
Total Investments in Securities (Cost $1,701,802)			1,736,821
Total Investments 136.3% (Cost $1,701,802)			$1,736,821
Preferred Shares (18.7)%			(237,950)
Financial Derivative Instruments (n)(p) (0.1)%(Cost or Premiums, net $(11,850))			(1,210)
Other Assets and Liabilities, net (17.5)%			(223,370)
Net Assets Applicable to Common Shareholders 100.0%			$1,274,291

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ	All or a portion of this amount represent unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Ø	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Ardonagh Group Ltd.	04/02/2015 - 07/20/2017	$4,441	$5,079	0.40%
Forbes Energy Services Ltd.	10/09/2014 - 11/18/2016	2,472	195	0.01%
		$6,913	$5,274	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.000%	04/30/2019	05/01/2019	$6,758	U.S. Treasury Notes 2.750% due 11/30/2020	$(6,895)	$6,758	$6,758
SAL	2.820	04/30/2019	05/01/2019	20,700	U.S. Treasury Notes 2.875% due 10/31/2023	(21,140)	20,700	20,702
Total Repurchase Agreements						$(28,035)	$27,458	$27,460

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BCY	(1.000)%	03/11/2019	TBD(3)		$(2,056)	$(2,053)
	1.650	04/30/2019	TBD(3)		(2,536)	(2,536)
BPS	(0.350)	02/14/2019	05/14/2019	EUR	(155)	(173)
	(0.150)	02/14/2019	05/14/2019		(1,184)	(1,327)
	3.050	04/11/2019	05/10/2019		$(1,746)	(1,749)
BRC	2.350	12/24/2018	TBD(3)		(102)	(103)
CFR	0.000	01/10/2019	TBD(3)	GBP	(6,146)	(8,014)
CIW	2.780	04/05/2019	05/03/2019		$(19,187)	(19,226)
	2.780	04/10/2019	05/09/2019		(9,362)	(9,377)
	2.780	04/12/2019	05/10/2019		(18,466)	(18,493)
	2.780	04/15/2019	05/10/2019		(1,196)	(1,197)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

JML	(0.320)	03/04/2019	06/04/2019	EUR	(4,967)	(5,568)
	(0.300)	02/14/2019	05/14/2019		(775)	(869)
	0.900	02/14/2019	05/14/2019	GBP	(1,670)	(2,182)
	0.950	02/14/2019	05/14/2019		(10,752)	(14,049)
	0.950	03/04/2019	06/04/2019		(11,146)	(14,556)
	0.950	03/12/2019	06/11/2019		(433)	(566)
MEI	2.900	04/18/2019	05/17/2019		$(3,341)	(3,345)
NOM	3.000	04/17/2019	05/17/2019		(15,306)	(15,324)
RDR	2.700	04/08/2019	05/08/2019		(5,172)	(5,181)
	2.800	04/12/2019	07/12/2019		(1,734)	(1,737)
SOG	3.180	03/12/2019	06/12/2019		(4,604)	(4,624)
	3.180	03/14/2019	06/14/2019		(15,220)	(15,285)
UBS	(0.250)	03/08/2019	06/10/2019	EUR	(20,344)	(22,809)
	0.950	03/08/2019	06/10/2019	GBP	(5,752)	(7,512)
	2.790	03/13/2019	06/13/2019		$(10,838)	(10,879)
	2.800	03/04/2019	06/04/2019		(14,698)	(14,764)
	2.800	03/11/2019	06/11/2019		(3,537)	(3,551)
	3.040	04/08/2019	07/08/2019		(4,888)	(4,897)
	3.050	03/04/2019	06/04/2019		(7,040)	(7,075)
	3.150	03/04/2019	06/04/2019		(4,981)	(5,006)
	3.190	02/07/2019	05/07/2019		(10,606)	(10,684)
	3.230	02/14/2019	05/14/2019		(9,121)	(9,183)
Total Reverse Repurchase Agreements						$(243,894)

(m)	Securities with an aggregate market value of $270,928 have been pledged as collateral under the terms of master agreements as of April 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended April 30, 2019 was $(208,117) at a weighted average interest rate of 2.053%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Deutsche Bank AG	1.000%	Quarterly	06/20/2019	0.563%	EUR	2,700	$(8)	$13	$5	$1	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	17.553		$17,570	(724)	(1,325)	(2,049)	24	0
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	21.566		1,000	(135)	(176)	(311)	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2023	0.821		300	(19)	22	3	1	0
							$(886)	$(1,466)	$(2,352)	$26	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

								Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-31 5-Year Index	(1.000)%	Quarterly	12/20/2023	$9,800	$160	$62	$222	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$17,000	$1,107	$283	$1,390	$5	$0
CDX.IG-28 5-Year Index	1.000	Quarterly	06/20/2022	1,700	28	7	35	0	0
CDX.IG-32 5-Year Index	1.000	Quarterly	06/20/2024	6,200	119	14	133	0	0
					$1,254	$304	$1,558	$5	$0

INTEREST RATE SWAPS

									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	Semi-Annual	06/20/2023	$110,000	$4,029	$(3,123)	$906	$0	$(111)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		90,000	800	(3,144)	(2,344)	0	(113)
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		145,380	9,193	(4,991)	4,202	236	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	(2,324)	(225)	84	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	148	678	167	0
Pay(6)	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		130,100	2,768	2,856	5,624	316	0
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	57,679	47,726	1,785	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	06/20/2048		470,100	18,001	1,527	19,528	0	(2,568)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	12/19/2048		28,000	0	(1,816)	(1,816)	0	(162)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	691	1,023	0	(2)
Receive(6)	6-Month EUR-EURIBOR	1.000	Annual	06/19/2029	EUR	4,100	(9)	(201)	(210)	11	0
Receive(6)	6-Month EUR-EURIBOR	0.750	Annual	09/18/2029		38,000	(336)	(374)	(710)	100	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2029	GBP	68,700	(499)	(416)	(915)	369	0
Receive(6)	6-Month GBP-LIBOR	1.500	Semi-Annual	09/18/2049		7,800	125	(102)	23	81	0
							$27,080	$46,410	$73,490	$3,149	$(2,956)
Total Swap Agreements							$27,608	$45,310	$72,918	$3,180	$(2,957)

(o)	Securities with an aggregate market value of $1,214 and cash of $30,463 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of April 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BPS	05/2019	ARS	57,161		$1,232	$0	$(44)
	05/2019		$35	ARS	1,521	0	(1)
	06/2019		303		14,720	2	0
	07/2019	PEN	3,423		$1,034	2	0
	07/2019		$1,148	ARS	56,087	0	(41)
BRC	05/2019		12,139	MXN	231,978	74	0
CBK	05/2019	AUD	355		$253	3	0
	05/2019	EUR	1,702		1,928	19	0
	05/2019	GBP	1,654		2,141	0	(16)
	05/2019	RUB	140,330		2,161	0	(6)
	05/2019		$140,545	GBP	108,848	1,401	0
	06/2019	GBP	108,848		$140,781	0	(1,406)
	08/2019		$2,133	RUB	140,330	7	0
GLM	05/2019	EUR	2,703		$3,007	0	(24)
	05/2019		$3,193	EUR	2,827	0	(23)
	06/2019		67	ARS	3,243	0	0
	07/2019	PEN	2,943		$889	2	0
	07/2019		$10,387	RUB	689,379	165	0
HUS	05/2019	ARS	338,603		$7,445	0	(106)
	05/2019		$7,028	ARS	319,985	5	(71)
	05/2019		102,151	EUR	91,463	434	0
	06/2019	EUR	91,463		$102,430	0	(439)
JPM	05/2019		91,743		103,294	395	0
	05/2019		$4,526	EUR	4,010	0	(29)
MSB	05/2019	ARS	284,272		$6,697	331	0
	05/2019	BRL	993		251	0	(2)
	05/2019		$252	BRL	993	2	0
NGF	05/2019	ARS	257,108		$5,622	0	(119)
SCX	05/2019	EUR	2,152		2,424	10	0
	05/2019	GBP	107,194		142,128	2,339	0
SOG	05/2019		$2,113	RUB	140,330	54	0
Total Forward Foreign Currency Contracts						$5,245	$(2,327)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at April 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	2.091%	$1,800	$(352)	$255	$0	$(97)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	0.980	2,700	(40)	333	293	0
	Ukraine Government International Bond	5.000	Quarterly	12/20/2022	5.559	16,900	1,036	(1,232)	0	(196)
DUB	Petroleos Mexicanos	1.000	Quarterly	12/20/2021	1.704	100	(10)	8	0	(2)
GST	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.579	20	(3)	3	0	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.091	2,400	(476)	346	0	(130)
HUS	Brazil Government International Bond	1.000	Quarterly	09/20/2019	0.571	9,200	15	11	26	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.329	500	(41)	44	3	0
	Petrobras Global Finance BV	1.000	Quarterly	09/20/2020	0.579	60	(9)	10	1	0
	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	2.091	3,000	(623)	460	0	(163)
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2019	0.480	28,600	(1,957)	2,011	54	0
	Russia Government International Bond	1.000	Quarterly	12/20/2020	0.703	1,300	(149)	157	8	0
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	1.200	6,570	620	168	788	0
MYC	Petrobras Global Finance BV	1.000	Quarterly	12/20/2019	0.329	14,500	(1,342)	1,421	79	0
UAG	Avolon Holdings Ltd. «	5.000	Quarterly	07/01/2020	0.916	1,900	111	(13)	98	0
							$(3,220)	$3,982	$1,350	$(588)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$56,527	$(11,550)	$7,458	$0	$(4,092)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,200	(195)	(152)	0	(347)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	4,400	(507)	280	0	(227)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	2,800	(351)	257	0	(94)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(11)	8	0	(3)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	300	(36)	3	0	(33)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	400	(36)	22	0	(14)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,300	(203)	136	0	(67)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	20,868	(991)	(150)	0	(1,141)
	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,971	(842)	555	0	(287)
	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	4,300	(219)	191	0	(28)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	6,500	(358)	(347)	0	(705)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,100	(56)	17	0	(39)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	6,400	(797)	582	0	(215)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	54,712	(11,024)	7,064	0	(3,960)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	100	(10)	7	0	(3)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	59,562	(7,595)	3,283	0	(4,312)
	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	6,850	(731)	507	0	(224)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	3,250	(176)	(176)	0	(352)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	2,200	(97)	18	0	(79)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	1,100	(127)	70	0	(57)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	3,100	(381)	277	0	(104)
						$(36,293)	$19,910	$0	$(16,383)

INTEREST RATE SWAPS

									Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	Pay	3-Month USD-LIBOR	3.850%	Semi-Annual	07/13/2022	$600,000	$67	$11,099	$11,166	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	$200	$(1)	$13	$12	$0
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	600	(3)	28	25	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	09/20/2019	800	(5)	23	18	0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	300	(1)	24	23	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

SOG	Receive	iBoxx USD Liquid High Yield Index	N/A	3-Month USD-LIBOR	Maturity	06/20/2019	400	(2)	28	26	0
								$(12)	$116	$104	$0
Total Swap Agreements								$(39,458)	$35,107	$12,620	$(16,971)

(q)	Securities with an aggregate market value of $16,929 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of April 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 04/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$108,530	$7,342	$115,872
Corporate Bonds & Notes
Banking & Finance	0	358,403	0	358,403
Industrials	0	345,398	691	346,089
Utilities	0	100,093	0	100,093
Convertible Bonds & Notes
Industrials	0	6,983	0	6,983
Municipal Bonds & Notes
California	0	12,345	0	12,345
Illinois	0	28,086	0	28,086
Iowa	0	472	0	472
Texas	0	2,168	0	2,168
Virginia	0	1,292	0	1,292
West Virginia	0	15,151	0	15,151
U.S. Government Agencies	0	34,697	8,708	43,405
Non-Agency Mortgage-Backed Securities	0	233,208	0	233,208
Asset-Backed Securities	0	217,247	41,889	259,136
Sovereign Issues	0	73,797	0	73,797
Common Stocks
Consumer Discretionary	7,066	0	0	7,066
Energy	0	195	0	195
Financials	0	0	5,079	5,079
Industrials	0	0	699	699
Warrants
Industrials	0	0	1,326	1,326
Preferred Securities
Banking & Finance	0	23,248	0	23,248
Industrials	0	0	31,259	31,259
Real Estate Investment Trusts
Real Estate	19,575	0	0	19,575
Short-Term Instruments
Repurchase Agreements	0	27,458	0	27,458
Argentina Treasury Bills	0	333	0	333
U.S. Treasury Bills	0	24,083	0	24,083

Total Investments	$26,641	$1,613,187	$96,993	$1,736,821

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,180	0	3,180
Over the counter	0	17,767	98	17,865

	$0	$20,947	$98	$21,045
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,957)	0	(2,957)
Over the counter	0	(19,298)	0	(19,298)

	$0	$(22,255)	$0	$(22,255)

Total Financial Derivative Instruments	$0	$(1,308)	$98	$(1,210)

Totals	$26,641	$1,611,879	$97,091	$1,735,611

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	April 30, 2019 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended April 30, 2019:

Category and Subcategory	Beginning Balance at 07/31/2018	Net Purchases(1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 04/30/2019(2)
Investments in Securities, at Value
Loan Participations and Assignments	$13,878	$2,101	$(1,199)	$(16)	$2	$88	$50	$(7,562)	$7,342	$202
Corporate Bonds & Notes
Industrials	1,701	0	(6)	5	0	(4)	0	(1,005)	691	15
U.S. Government Agencies	8,706	0	(115)	150	42	(75)	0	0	8,708	(79)
Asset-Backed Securities	28,531	32,140	(7,010)	121	0	(6,473)	0	(5,420)	41,889	(6,249)
Common Stocks
Financials	5,221	0	0	0	0	(142)	0	0	5,079	(142)
Industrials	0	699	0	0	0	0	0	0	699	0
Warrants
Industrials	340	0	0	0	0	986	0	0	1,326	986
Preferred Securities
Industrials	25,299	1,306	0	0	0	4,654	0	0	31,259	4,654
	$83,676	$36,246	$(8,330)	$260	$44	$(966)	$50	$(13,987)	$96,993	$(613)

Financial Derivative Instruments - Assets
Over the counter	$80	$0	$0	$0	$0	$18	$0	$0	$98	$47
Totals	$83,756	$36,246	$(8,330)	$260	$44	$(948)	$50	$(13,987)	$97,091	$(566)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 04/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$5,446	Proxy Pricing	Base Price		99.500 - 100.212
	1,896	Third Party Vendor	Broker Quote		95.000 - 101.125
Corporate Bonds & Notes
Industrials	691	Reference Instrument	Yield		9.495
U.S. Government Agencies	8,708	Proxy Pricing	Base Price		60.540
Asset-Backed Securities	41,889	Proxy Pricing	Base Price		81.746 - 102,450.890
Common Stocks
Financials	5,079	Fundamental Valuation	Company Equity Value	GBP	861,000,000.000
Industrials	699	Indicative Market Quotation	Broker Quote		$15.500
Warrants Industrials	1,326	Other Valuation Techniques(3)	-		-
Preferred Securities
Industrials	31,259	Fundamental Valuation	Company Equity Value		$721,549,176.530

Financial Derivative Instruments - Assets
Over the counter	98	Indicative Market Quotation	Broker Quote		$4.583
Total	$97,091

(1)	Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at April 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non-U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of April 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	NOM	Nomura Securities International Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
CIW	CIBC World Markets Corp.	MEI	Merrill Lynch International	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
AUD	Australian Dollar	GBP	British Pound	RUB	Russian Ruble
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR
BP0003M	3 Month GBP-LIBOR	CMBX	Commercial Mortgage-Backed Index	US0003M	3 Month USD Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate